Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2023
Other non-current assets,
Schedule of other non-current assets

	At December 31,
(in thousands of $)	2023	2022	2021
Non-current restricted cash	$2,419	$1,736	$1,707
Non-current financial assets held at fair value through profit or loss	21,715	21,715	17,459
Non-current financial assets held at fair value through OCI	15,528	17,443	35,710
Total other non-current assets	$39,662	$40,894	$54,876

Schedule of non current financial assets at fair value through profit or loss

	At December 31,
(in thousands of $)	2023	2022	2021
Cost at January 1	$76,659	$76,659	$1,659
Additions of the year	—	—	75,000
Cost at December 31	$76,659	$76,659	$76,659

Fair value adjustments at January 1	$(37,501)	$(23,490)	$4,648
Fair value adjustment of the year through profit or loss	—	4,256	11,152
Fair value adjustment of the year through OCI	(1,915)	(18,267)	(39,290)
Fair value adjustment at December 31	$(39,416)	$(37,501)	$(23,490)

Net book value at December 31	$37,243	$39,158	$53,169